Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

NOTE 13 – SHARE-BASED COMPENSATION

On September 19, 2014, the Board approved the Company’s 2014 Stock Option Plan. The total number of underlying shares of the Company’s Class A common stock available for grant to directors, officers, key employees, and consultants of the Company or a subsidiary of the Company under the plan is 2,390,438 shares. Grants made under this plan must be approved by the Company’s Board of Directors. As of September 30, 2018, the Company had 931,026 shares reserved for issuance under the plan. In 2018, the Board of Directors approved an increase in the number of shares available for grant by 300,000 shares to 2,690,438 shares. On September 7, 2018, the increase was approved by the shareholders.

Stock Options

Under our stock option program, an employee receives an award that provides the opportunity in the future to purchase the Company’s shares at the market price of our stock on the date the award is granted (strike price). The options become exercisable over a range of immediately vested to a four-year vesting period and expire 5 years from the grant date, unless stated differently in the option agreements, if they are not exercised. Stock options, excluding immediately vested, have no financial statement effect on the date they are granted but rather are reflected over time through recording compensation expense and increasing shareholder’s equity. We record compensation expense based on the estimated fair value of the awards that vest and that amount is amortized as compensation expense on a straight-line basis over the vesting period. Accordingly, total expense related to the award is reduced by the fair value of options that are forfeited by employees that leave the Company prior to vesting.

Following is a summary of the option activities during the nine months ended September 30, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	812,574	$3.01	5.64
Granted	1,019,500	$5.08
Exercised	(29,200)	$0.0001
Cancelled	(72,662)	$4.69
Outstanding, September 30, 2018	1,730,212	$4.19	4.89
Exercisable, September 30, 2018	957,312	$3.43	4.85

The Company estimates the fair value of each stock option award on the date of grant using a Black-Scholes option pricing model. As of September 30, 2018, the options had an intrinsic value of approximately $1.2 million.

On January 2, 2018, the Company granted 100,000 stock options each, 300,000 options in total, to its President, Chief Executive Officer and former Chief Financial Officer with an exercise price of $5.01 per share vesting monthly over one year. The expiration date of these options is five years from the grant date. These options had an aggregate fair value of approximately $689,000 on the grant date.

On January 2, 2018, the Company granted 200,000 stock options to its Chief Operating Officer with an exercise price of $5.01 per share vesting monthly over one year. The expiration date of these options is five years from the grant date. These options had a fair value of approximately $459,000 on the grant date.

On February 14, 2018, the Company granted an aggregate of 367,500 stock options in total to its employees with an exercise price of $5.40 per share vesting quarterly over four years. The expiration date of these options is five years from the grant date. These options had an aggregated fair value of approximately $998,000 on the grant date.

On March 19, 2018, the Company granted 35,000 stock options to its Chief Financial Officer with an exercise price of $4.00 per share vesting monthly over one year. The expiration date of these options is five years from the grant date. These options had an aggregate fair value of approximately $65,000 on the grant date.

On March 29, 2018, the Company granted 25,000 stock options to one of its Board of Directors with an exercise price of $4.06 per share vesting quarterly over one year. The expiration date of these options is five years from the grant date. These options had an aggregated fair value of approximately $47,000 on the grant date.

On June 22, 2018, the Company granted 60,000 stock options to employees from the Qwizdom acquisition with an exercise price of $5.78 per share vesting annually over four years commencing June 22, 2019. The expiration date of these options is ten years from the grant date. These options have an aggregate fair value of approximately $214,000 on the grant date.

On September 17, 2018, the Company granted 32,000 stock options to employees from the EOS acquisition with an exercise price of $3.08 per share vesting annually over four years commencing September 17, 2019. The expiration date of these options is ten years from the grant date. These options have an aggregate fair value of approximately $63,000 on the grant date.

Variables used in the Black-Scholes option-pricing model for options granted during the nine months ended September 30, 2018 include: (1) discount rate of 2.01% – 2.89% (2) expected life, using simplified method, of 3 – 6 years, (3) expected volatility of 66% – 69%, and (4) zero expected dividends.

Warrants

Following is a summary of the warrant activities during the nine months ended September 30, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	1,070,717	$7.57	2.12
Granted	402,657	$3.10
Cancelled	(289,253)	$3.94	1.50
Outstanding, September 30, 2018	1,184,121	$3.10	1.88
Exercisable, September 30, 2018	834,434	$3.10	1.25

On April 2, 2018, the Company issued a warrant to purchase 5,000 shares of Class A common stock at a strike price of $4.76 per share to a consultant. The warrant will vest on a quarterly basis over 4 years beginning September 30, 2018. The expiration date is 5 years from the issue date. These warrants have an aggregate fair value of approximately $12,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

On May 31, 2018, the Company cancelled warrants to purchase 289,253 shares of Class A common stock at strike prices of $3.94 per share. The Company recorded additional contribution of $1,149,580 and gain from settlement of liabilities of $103,560 in connection with the cancellation.

On June 21, 2018, the Company issued warrants to purchase 270,000 and 25,000 shares of Class A common stock at a strike price of $6.00 per share to Canaan Parish and a consultant, respectively, for future advisory services. The warrants are exercisable by the holder only after October 1, 2018 and expire on December 31, 2021. These warrants have an aggregate fair value of approximately $930,000 on the grant date that was calculated using the Black-Scholes option-pricing model. These warrants contain non-fixed settlement provision that the exercise price can be lower when a qualified event occur as defined in the agreement. The Company concluded that the instruments are accounted for as derivative liabilities. See Note 11. During the nine months ended, the Company recorded approximately $149,000 compensation and derivative liabilities based on vesting term.

During the nine months ended September 30, 2018, 1,129,121 warrants’ exercise prices were reset to $3.10 per share, respectively, upon qualified event as defined in the agreement.

Variables used in the Black-Scholes option-pricing model for options granted during the nine months ended September 30, 2018 include: (1) discount rate of 2.59% – 2.88% (2) expected life of 1.26 – 4 years, (3) expected volatility of 66% – 68%, and (4) zero expected dividends.

Stock compensation expense

For the nine months ended September 30, 2018 and 2017, the Company recorded the following stock compensation in general and administrative expense:

	2018	2017
Stock options	$1,417,882	$50,046
Warrants	149,294	-
Total stock compensation expense	$1,567,176	$50,046

As of September 30, 2018, there was approximately $2 million of unrecognized compensation expense related to unvested options, which will be amortized over the remaining vesting period. Of that total, approximately $0.4 million is estimated to be recorded as compensation expense in the remaining three months of 2018.

NOTE 14 – SHARE-BASED COMPENSATION

On September 19, 2014, the Board approved the Company’s 2014 Stock Option Plan. The total number of underlying shares of the Company’s Class A common stock available for grant to directors, officers, key employees, and consultants of the Company or a subsidiary of the Company under the plan is 2,390,438 shares. Grants made under this plan must be approved by the Company’s Board of Directors. As of December 31, 2017, the Company had 1,577,864 shares reserved for issuance under the plan. In 2018, the Board of Director approved to increase shares available for grant by 300,000 shares to 2,690,438 shares. The increase is not finalized and subject to shareholders’ approvals.

Stock Options

Under our stock option program, an employee receives an award that provides the opportunity in the future to purchase the Company’s shares at the market price of our stock on the date the award is granted (strike price). The options become exercisable over a range of immediate to 4 year vesting period and expire 5 years from the grant date, unless stated differently in the option agreements, if they are not exercised. Stock options have no financial statement effect on the date they are granted but rather are reflected over time through recording compensation expense and increasing shareholder’s equity. We record compensation expense based on the estimated fair value of the awards that vest and that amount is amortized as compensation expense on a straight- line basis over the vesting period. Accordingly, total expense related to the award is reduced by the fair value of options that are forfeited by employees that leave the Company prior to vesting.

Following is a summary of the option activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	729,434	$0.12
Granted	120,971	$0.13
Outstanding, December 31, 2016	850,405	$0.08	*	7.58
Granted	374,542	$6.39
Exercised	(291,402)	$0.0001
Cancelled	(120,971)	$0.12
Outstanding, December 31, 2017	812,574	$3.01		5.64
Exercisable, December 31, 2017	396,596	$0.57		6.42

* Adjusted due to the change of exercise price of options issued to its Chief Financial Officer effective November 1, 2016.

The Company estimates the fair value of each stock option award on the date of grant using a Black- Scholes option pricing model. Outstanding stock option awards may be dilutive to earnings per share when they are in the money (i.e the market price of the Company’s stock is greater than the strike price of the option). When an option is dilutive, it increases the number of shares used in the diluted earnings per share calculation which will decrease earnings per share. However, the effect stock options have on the number of shares added to the diluted earnings in not one-for-one. The average amount of unrecognized compensation expense (the portion of the fair value of these option awards not yet amortized) and the market price of the Company’s stock during the reporting period affect how many of these potential shares are included in the calculation. The calculation assumes that proceeds received from the exercise and the unrecognized compensation expense are used to buy back shares, which reduces the dilutive impact. As of December 31, 2017, the options had an intrinsic value of $2,097,415.

Issuances in 2017:

On April 4, 2017, the Company granted options to purchase 18,000 shares of Series A common stock at $5.60 per share to its then controller, currently Chief Financial Officer, for services. These options vest in 4 years and commenced in the quarter ended June 30, 2017 and expire 5 years from the date of grant. The options had a fair value of approximately $7,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017, the Company granted options to purchase 29,200 options at $0.0001 per share to its former Chief Financial Officer for services. These options vested immediately and expire 5 years from the date of grant. The options had a fair value of approximately $204,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017, the Company granted options to purchase 37,829 options at $7.00 per share to its former Chief Operating Officer for services. These options vest in 3 years and expire 5 years from the date of grant. The options had a fair value of approximately $126,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017 and pursuant to Boxlight Group’s acquisition agreement with EDI, the Company granted options to purchase 185,018 options at $7.00 per share to its Boxlight Group’s employees. These options vest in 4 years and expire 5 years from the date of grant. The options had fair value of approximately $634,000 on grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017, the Company granted options to purchase 4,495 options at $7.00 per share to one of its employees for services. These options vest in 4 years and expire 5 years from the date of grant. The options had a fair value of approximately $15,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

In November 2017, the Company granted options to purchase 100,000 options at $7.00 per share to two directors for services. These options vest in 1 year and expire 5 years from the date of grant. The options had a fair value of approximately $319,000 on the grant date that was calculated using the Black-Scholes option-pricing model.

Variables used in the Black-Scholes option-pricing model for options granted during the year ended December 31, 2017 include: (1) discount rate of 1.47% – 1.90% (2) expected life of 2.5 – 3.75 years, (3) expected volatility of 65% – 69%, and (4) zero expected dividends.

Issuances in 2016:

On May 13, 2016, the Company granted options to purchase 120,971 shares of Class A common stock at $0.12 per share to an employee for services. These options vest in four years and commenced in the quarter ended June 30, 2016 and expire 5 years from the date of grant. The options have a fair value of $109,000 that was calculated using the Black-Scholes option-pricing model. These options were canceled in 2017 pursuant to the termination of employment agreement.

On November 1, 2016, the Company entered into an amended employment agreement with its prior Chief Financial Officer, which amended the exercise price of the 291,402 options granted from $0.13 to $0.0001 per share. The options vesting term was changed to (i) 50% of the remaining unvested options shall vest immediately following the agreement, (ii) all remaining unvested options shall vest on March 31, 2017. Pursuant to the amendment of employment agreement, the fair value of options granted was changed to approximately $484,000 using the Black-Scholes option-pricing model. In 2017, the officer exercised the options and the Company issued 291,402 shares to the officer and received $29 cash.

Variables used in the Black-Scholes option-pricing model for options granted during the year ended December 31, 2016 include: (1) discount rate of 0.97 - 0.99% (2) expected life of 3.75 to 3.96 years, (3) expected volatility range of 66 to 69%, and (4) zero expected dividends.

Warrants

Following is a summary of the warrants activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	-
Granted	-
Outstanding, December 31, 2016	-
Granted	1,070,717	$7.57	2.12
Outstanding, December 31, 2017	1,070,717	$7.57	2.12
Exercisable, December 31, 2017	1,020,717	$7.56	2.00

On November 7, 2014, the Company agreed to issue to Vert Capital and a consultant five year warrants with terms contingent upon the completion of the IPO for advisory and consulting services to purchase 796,813 and 23,904, shares of our Class A common stock respectively. The warrants had an exercise price equal to 110% of the initial per share offering price. The Company completed its IPO in November 2017, establishing the exercise price and the grant date, and determined that these warrants had a fair value of $2,087,840 and $62,718, respectively, using a binomial option-pricing model.

Effective as of October 12, 2016 and November 28, 2017, and as a result of Adam Levin and Michael Pope no longer being employed at Vert Capital, Boxlight Parent cancelled the Vert Capital warrants and reissued 597,610 and 199,203 warrants under the same terms to Dynamic Capital LLC (“Dynamic”) and Canaan Parish LLC (“Canaan”), entities associated with Adam Levin and to Michael Pope, respectively, upon the completion of the IPO. These warrants expire on December 31, 2019. Among other provisions, such warrants contain “cashless” exercise rights, certain warrant coverage provisions and net cash settlement rights. Specifically, the holders of the warrants were entitled to receive additional warrants to purchase up to 20% of the number of shares of Class A common stock in total (or securities convertible or exercisable for Class A common stock) that are issued by Boxlight Parent in connection with a qualified equity financing or acquisition event as defined in the warrants. The warrants prohibit the holder from selling any of the shares issuable upon exercise of such warrants for a period of not less than nine months from the date of issuance. These warrants had a fair value of $2,087,840 on measurement date using the binomial option-pricing model and were immediately exercisable upon the closing of IPO.

In November 2017, the Company committed to grant additional 150,000 and 50,000 warrants to Dynamic and Canaan, respectively. These warrants had a fair value of $567,996 on measurement date using the binomial option-pricing model and were immediately exercisable upon issuance.

In November 2017, the Company granted warrants to its placement agents for the IPO to purchase an aggregate of 50,000 shares of common stock with an exercise price at $7.70 price per share of the Company’s IPO. These warrants expire on August 29, 2022. These warrants had a fair value of $192,591 on grant date using the Black-Scholes Option-Pricing Model and will be exercisable on August 29, 2018.

Variables used in the binomial and Black-Scholes option-pricing model for warrants granted during the year ended December 31, 2017 include: (1) discount rate of 1.75% – 2.14% (2) expected life of 2.09 – 4.75 years, (3) expected volatility of 69% – 71%, and (4) zero expected dividends. As of December 31, 2017, the warrants had an intrinsic value of $0.

The warrants granted to Dynamic, Canaan and Lackamoola contain net cash settlement provisions and do not have fixed settlement provisions because their exercise prices may be lowered if the Company issues securities at lower prices in the future. The Company concluded that the instruments are accounted for as derivative liabilities because of the net cash and non-fixed settlement provisions. See Note 19.

Stock compensation expense

For the years ended December 31, 2017 and 2016, the Company recorded the following stock compensation expense:

	2017	2016
Stock options	$323,875	$464,321
Warrants	2,718,554	-
Class A common stock grants	1,302,000	-

Total stock compensation expense	$4,344,429	$464,321

As of December 31, 2017, there was $1,025,157 of unrecognized compensation expense related to unvested options, which will be amortized over the remaining vesting period. Of that total, approximately $499,000 is estimated to be recorded as compensation expense in 2018.